SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Research and Development Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Total cost	$ 32,296	$ 35,076	$ 22,194
Less: Non-royalty-bearing grants	3,055	3,375	3,249
Total research and development expenses, net	$ 29,241	$ 31,701	$ 18,945